NET LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
NET LOSS PER SHARE
Schedule of computation of EPS and the effect on income and the weighted average number of shares

	Three Months Ended September 30,
(in thousands, except per share data)	2025	2024
Net loss	$(6,169)	$(204)
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	—	43,656
Cumulative preferred stock dividends	—	(82)
Net loss available to common shareholders used in basic earnings per share	(6,169)	43,370
Add back cumulative preferred stock dividends	—	82
Net (loss) income available to common shareholders used in diluted earnings per share	$(6,169)	$43,452
Weighted average number of common shares used in basic earnings per share	24,020,175	183,917
Adjustments to weighted average shares for shares used in diluted earnings per share:
Weighted average number of common shares for assumed options exercised	—	905,552
Weighted average number of common shares for assumed conversion of Series A shares	—	5,185,210
Weighted average number of common shares used in diluted earnings per share	24,020,175	6,274,679
Net (loss) income per common share – basic	$(0.26)	$235.81
Net (loss) income per common share – diluted	$(0.26)	$6.92

	Nine Months Ended September 30,
(in thousands, except share and per share data)	2025	2024
Net loss	$(18,103)	$(17,197)
Accretion of NCNV preferred stock	—	—
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	—	43,656
Cumulative preferred stock dividends
Cumulative preferred stock dividends	—	(247)
Net (loss) income available to common shareholders used in basic earnings per share	(18,103)	$26,212
Add back cumulative preferred stock dividends	—	247
Net (loss) income available to common shareholders used in diluted earnings per share	$(18,103)	$26,459
Weighted average number of common shares used in basic earnings per share	23,283,602	177,381
Adjustments to weighted average shares for shares used in diluted earnings per share:
Weighted average number of common shares for assumed options exercised	—	834,178
Weighted average number of common shares for assumed conversion of Series A shares	—	5,185,210
Weighted average number of common shares used in diluted earnings per share	23,283,602	6,196,769
Net (loss) income per common share – basic	$(0.78)	$147.77
Net (loss) income per common share – diluted	$(0.78)	$4.27

	Year Ended December 31,
(in thousands, except share and per share data)	2024	2023
Net loss	$(20,823)	$(13,036)
Accretion of NCNV preferred stock	—	(5,903)
Reduction of the original issue price of NCNV preferred share value from $1,000 to $600 per share	43,656	—
Cumulative preferred stock dividends	(309)	(330)
Net income (loss) available to common shareholders used in basic earnings per share	22,524	$(19,269)
Add back interest expense on convertible debt	915	—
Add back cumulative preferred stock dividends	309	—
Net income (loss) available to common shareholders used in diluted earnings per share	$23,748	$(19,269)
Weighted average number of common shares used in basic earnings per share	1,728,127	170,212
Adjustments to weighted average shares for shares used in diluted earnings per share:
Weighted average number of common shares for assumed options exercised	2,823,613	—
Weighted average number of common shares for assumed warrants exercised	1,306	—
Weighted average number of common shares for assumed conversion of SAFE agreements	286,266	—
Weighted average number of common shares for assumed conversion of convertible debt	886,471	—
Weighted average number of common shares for assumed conversion of Series A and NCNV shares	17,401,910	—
Weighted average number of common shares used in diluted earnings per share	23,127,693	170,212
Net income (loss) per common share – basic	$13.03	$(113.21)
Net income (loss) per common share – diluted	$1.03	$(113.21)

Schedule of anti-dilutive securities excluded from the computation of diluted net loss per share

Nine Months Ended September 30:	2025	2024
Incentive stock options	5,856,563	5,997,539
Restricted stock units	1,315,430	—
Warrants	107,813	—
Shares available for future issuance under the convertible debt note	6,477,174	—
Shares available for future issuance under equity line-of-credit agreement	4,562,859	—
Temporary redeemable preferred stock	—	3,984,088
Total	18,319,839	9,981,627

Year Ended December 31:	2024	2023
Incentive stock options	7,681	948,464
Temporary redeemable preferred stock	—	3,978,898
Total	7,681	4,927,362